Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

20. Commitments and contingencies

Commitments

Mineral interests

The following table summarizes the Company’s commitments to make per unit cash payments for metal to which it has the contractual right pursuant to the metal purchase and sale agreement:

			Attributable
			volume
Mineral interest	Commodity	Inception date	purchased		Per unit cash payment	Term
Cerro Lindo	Silver	Dec. 20, 2016	65	%(1)	10% of monthly average	Life of mine
Altan Tsagaan Ovoo	Gold	Aug. 11, 2017	25	%(2)	17% of spot	Life of mine
Altan Tsagaan Ovoo	Silver	Aug. 11, 2017	50	%(3)	17% of spot	Life of mine
Renard	Diamond	Nov. 29, 2017	4%		Lesser of 40% of achieved sales price or $40	Life of mine
Pumpkin Hollow	Gold	Dec. 21, 2017	97.5	%(4)	5% of spot	Life of mine
Pumpkin Hollow	Silver	Dec. 21, 2017	97.5	%(4)	5% of spot	Life of mine
Gunnison	Copper	Oct. 30, 2018	16.5	%(5)	25% of spot	Life of mine
Buriticá	Silver	Mar. 15, 2019	100	%(6)	5% of spot	Life of mine
RBPlat	Gold	Jan. 23, 2020	70	%(7)	5% of spot	Life of mine
Northparkes	Gold	Jul. 10, 2020	54	%(8)	10% of spot	Life of mine
Northparkes	Silver	Jul. 10, 2020	80	%(9)	10% of spot	Life of mine
1.	65% of payable silver produced from Cerro Lindo until 19.5 million ounces have been delivered and 25% thereafter.
2.	25% of gold from ATO until 46,000 ounces of gold have been delivered and thereafter 25% of gold subject to an annual cap of 7,125 ounces.
3.	50% of silver from ATO until 375,000 ounces of silver have been delivered and thereafter 50% of silver subject to an annual cap of 59,315 ounces.
4.	Streamed gold is to be based on a fixed gold-to-copper ratio (being 162.5 ounces of gold for each million pounds of payable copper over the life of the asset) multiplied by a 97.5% gold stream percentage and streamed silver is to be based on a fixed silver-to-copper ratio (being 3,131 ounces of silver for each million pounds of payable copper over the life of the asset) multiplied by a 97.5% silver stream percentage.
5.	The stream percentage of refined copper produced from the Gunnison mine ranges from 3.5% to 16.5% depending on the Gunnison mine’s total production capacity, with the stream percentage starting at 16.5% and decreasing as the Gunnison project’s production capacity increases. Triple Flag has the option to increase its stream participation percentage by paying an additional deposit of an amount up to US$65 million.
6.	The streamed silver is to be based on a fixed silver-to-gold ratio of 1.84 over the life of the asset.
7.	70% of payable gold produced until 261,000 ounces have been delivered and 42% thereafter.
8.	54% of payable gold produced until 630,000 ounces have been delivered and 27% thereafter.
9.	80% of payable silver produced until 9,000,000 ounces have been delivered and 40% thereafter.

Contingencies

i.	Kemess Project

On May 16, 2018, Triple Flag entered into a silver purchase and sale agreement in relation to silver production from the Kemess project. In exchange for an upfront deposit of $45,000 and ongoing payments of 10% of the average five-day silver market price for each ounce of silver purchased, Triple Flag will receive 100% of the payable silver produced at the mine, subject to a fixed ratio floor of 5.5755 ounces of silver for each 1,000 pounds of copper produced from the Kemess underground area and fixed payable metal percentages for copper and silver. The upfront deposit is to be paid in four installments: $10,000 upon a construction decision, $10,000 on the first anniversary of the initial payment, and two $12,500 payments on the following two anniversaries.

Funding of the upfront deposit is subject to certain closing conditions, including the public announcement by Centerra Gold Inc. of a construction decision. To date, no construction decision has been announced.

ii.	Hemlo Royalty supplemental payment

The Company has contingent payments due in respect of the Hemlo royalty, which was acquired as part of the royalty portfolio purchased from Centerra Gold Inc. For each 100,000 ounces of gold produced by the Hemlo mine in excess of 675,000 ounces, the Company is required to make payments of C$50. The Company has incurred C$350 since acquiring the royalty.

iii.	Eagle River Royalty supplemental payment

The Company has contingent payments due in respect of the Eagle River royalty, which was acquired as part of the royalty portfolio purchased from Centerra Gold Inc. For each 50,000 ounces of gold produced by the Eagle River mine in excess of 207,000 ounces, the Company is required to make payments of C$50. The Company has incurred C$350 since acquiring the royalty.

iv.	Nevada Copper Stream Amendment and Acquisition of Royalties

On October 28, 2022, under the most recent stream amendment, the Company accelerated the payment of the remaining unfunded deposit in the amount of $3,808. Pursuant to the purchase of a 2% NSR royalty on the Tedeboy Area, a contingent payment of $5,000 will be funded upon commencement of commercial production.

v.	Clean Air Metals NSR Royalty

On December 19, 2022, the Company entered into a royalty purchase agreement with Clean Air Metals Inc. to acquire a 2.5% NSR royalty on the Thunder Bay North Project in Northern Ontario, Canada for C$15,000. The first tranche of C$10,000 was funded. Subject to certain conditions, the remaining C$5,000 will be funded within 90 days.